Leases - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Assets
Operating lease right-of-use assets	$ 19,988	$ 29,028	$ 39,723
Finance lease right-of-use assets	0		2,162
Total leased assets	$ 19,988		$ 41,885
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net		Property and equipment, net
Liabilities
Operating lease liabilities	$ 31,202	$ 40,593	$ 57,508
Finance lease liabilities	0		1,062
Total lease liabilities	$ 31,202		$ 58,570
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total other liabilities		Total other liabilities